Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund Retail)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	110	125
3 YEAR	183	231
5 YEAR	265	347
10 YEAR	502	686